CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit		Foreign currency translation reserve	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022			1,753,356,676
Equity at beginning of period at Dec. 31, 2022	$ 767	$ 569	$ 2	$ 12,753	$ (1,967)	$ (1,411)	[1]	$ (8,808)	$ 198
(Loss) / profit for the period	(2,450)	(2,528)				(2,528)	[1]		78
Transfer from OCI to income statement on disposal of subsidiary	3,414	3,414						3,414
Other comprehensive income (loss)	(617)	(615)			(16)	(3)	[1]	(596)	(2)
Total comprehensive income / (loss)	347	271			(16)	(2,531)	[1]	2,818	76
Dividends declared	(45)								(45)
Disposal of subsidiaries with non-controlling interests	(16)								(16)
Other (in shares)			2,608,109
Other	18	18			15	3	[1]
Number of shares outstanding at end of period (in shares) at Dec. 31, 2023			1,755,964,785
Equity at end of period at Dec. 31, 2023	1,071	858	$ 2	12,753	(1,968)	(3,939)	[1],[2]	(5,990)	213
(Loss) / profit for the period	487	415				415	[2]		72
Transfer from OCI to income statement on disposal of subsidiary	(36)	(36)						(36)
Other comprehensive income (loss)	(172)	(158)			(9)	(2)	[2]	(147)	(14)
Total comprehensive income / (loss)	279	221			(9)	413	[2]	(183)	58
Dividends declared	(83)								(83)
Disposal of subsidiaries with non-controlling interests	(22)								(22)
Other (in shares)			9,519,274
Other	12	20			24	(4)	[2]		(8)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2024			1,765,484,059
Equity at end of period at Dec. 31, 2024	1,257	1,099	$ 2	12,753	(1,953)	(3,530)	[2]	(6,173)	158
(Loss) / profit for the period	591	532				532	[2]		59
Transfer from OCI to income statement on disposal of subsidiary	(355)	(355)						(355)
Other comprehensive income (loss)	15	12			8	0	[2]	4	3
Total comprehensive income / (loss)	251	189			8	532	[2]	(351)	62
Dividends declared	(67)								(67)
Share repurchases (in shares)			(54,819,575)
Share repurchases	(105)	(105)			(105)
Listing of subsidiary via de-SPAC transaction	268	127			(88)			215	141
Other (in shares)			8,522,250
Other	30	30			30
Number of shares outstanding at end of period (in shares) at Dec. 31, 2025			1,719,186,734
Equity at end of period at Dec. 31, 2025	$ 1,634	$ 1,340	$ 2	$ 12,753	$ (2,108)	$ (2,998)	[2]	$ (6,309)	$ 294

[1]
* Certain of the consolidated entities of VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 28—Condensed separate financial information of VEON Ltd. of these consolidated financial statements for further details.

[2]
* Certain of the consolidated entities of VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 28—Condensed separate financial information of VEON Ltd. of these consolidated financial statements for further details.